Document and Entity Information	Mar. 13, 2025
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001359841
Document Type	8-K
Document Period End Date	Mar. 13, 2025
Entity Registrant Name	Hanesbrands Inc.
Entity Incorporation State Country Code	MD
Entity File Number	001-32891
Entity Tax Identification Number	20-3552316
Entity Address, Address Line One	101 N. Cherry Street
Entity Address, City or Town	Winston-Salem
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27101
City Area Code	(336)
Local Phone Number	519-8080
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	HBI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27105